Share-Based Compensation (Summary Of Stock Option Activity) (Details) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Outstanding as of January 1, 2016 | shares	1,726
Forfeited or Expired | shares	(27)
Outstanding as of December 31, 2016 | shares	1,699
Vested at December 31, 2016 | shares	1,610
Vested or expected to vest at December 31, 2016 | shares	1,698
Weighted average exercise price outstanding as of January 1, 2016 | $ / shares	$ 6.32
Weighted average exercise price, forfeited or expired | $ / shares	6.43
Weighted average exercise price outstanding as of December 31, 2016 | $ / shares	6.32
Weighted average exercise price, vested at December 31, 2016 | $ / shares	6.24
Weighted average exercise price, vested and expected to vest at December 31, 2016 | $ / shares	$ 6.32
Weighted average remaining contractual term, outstanding at December 31, 2016	3 years 8 months 12 days
Weighted average remaining contractual term, vested as of December 31, 2016	3 years 7 months 6 days
Weighted average remaining contractual term, vested and expected to vest as of December 31, 2016	3 years 8 months 12 days
Aggregate intrinsic value, outstanding as of December 31, 2016 | $	$ 45
Aggregate intrinsic value, vested at December 31, 2016 | $	45
Aggregate intrinsic value, vested and expected to vest at December 31, 2016 | $	$ 45